Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 383,843,989.73
Previously Paid Amount	0.00
Total Fee Amount	53,008.86
Total Offset Amount	0.00
Net Fee	$ 53,008.86